Revenue Recognition - Disaggregation of Revenue by Major Source (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers		$ 779,818	$ 582,080	$ 57,487
Revenues from Arena License Agreements, leases and subleases		71,678	71,410	24,325
Total revenues	[1]	851,496	653,490	81,812
Event-related and entertainment offerings | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers		546,304	386,309	14,062
Sponsorship, signage and suite licenses | Transferred over Time
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers		203,758	156,387	15,897
Other
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers		5,621	2,960	2,786
Other | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers		29,756	39,384	27,528
Ticketing and venue license fee revenues
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers		360,596	250,092	8,311
Sponsorship and signage, suite, and advertising commission revenues
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers		262,475	219,113	43,312
Food, beverage and merchandise revenues
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers		$ 151,126	$ 109,915	$ 3,078

[1]	See Note 17. Related Party Transactions for further information on related party arrangements.